Submission	Aug. 03, 2026
Submission [Line Items]
Central Index Key	0000040533
Registrant Name	GENERAL DYNAMICS CORP
Registration File Number	333-297821
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES